Taxation (Details Narrative)	9 Months Ended
Sep. 30, 2014
PRC Enterprise [Member]
Income tax rate	25.00%
Percentage of withholding income tax for dividends	10.00%
Hong Kong [Member]
Percentage of withholding income tax for dividends	5.00%